INVESTMENTS - Changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures
Investments	R$ 566,384	R$ 438,870
Equity	(4,351)	(10,710)	R$ (23,742)
Total for all joint ventures [member]
Disclosure of joint ventures
Investments	566,384	438,870	368,195
Equity	(4,351)	(10,710)
Equity transactions		(51)
Capital contribution – cash and cash equivalents (Vivo Ventures)	13,687	3,117
Investments by the subsidiary Vivo Ventures (note 2.d)	93,633	26,191
Capital transaction on changes in investments		23
Bonus subscription exercise (FiBrasil)		57,001
Other comprehensive income	24,545	(4,896)
Total for all joint ventures [member] | Joint control
Disclosure of joint ventures
Investments	430,577	396,675	352,101
Equity	(4,351)	(10,710)
Equity transactions		(51)
Capital contribution – cash and cash equivalents (Vivo Ventures)	13,687	3,117
Investments by the subsidiary Vivo Ventures (note 2.d)	0	0
Capital transaction on changes in investments		23
Bonus subscription exercise (FiBrasil)		57,001
Other comprehensive income	24,566	(4,806)
Total for all joint ventures [member] | Other investments
Disclosure of joint ventures
Investments	120,061	26,449	R$ 348
Equity	0	0
Equity transactions		0
Capital contribution – cash and cash equivalents (Vivo Ventures)	0	0
Capital transaction on changes in investments		0
Bonus subscription exercise (FiBrasil)		0
Other comprehensive income	R$ (21)	R$ (90)